                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ];  Amendment Number: _______________________________
         This Amendment    (Check only one.):   [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oberweis Asset Management, Inc.
Address:  951 Ice Cream Dr., Suite 200
          North Aurora, IL  60542

Form 13F File Number:      28-4688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Patrick B. Joyce
Title:  Executive Vice President
Phone:  (800) 323-6166

Signature, Place, and Date of Signing:


Patrick B. Joyce                 North Aurora, IL            August 9, 2002
------------------------         [City, State]               [Date]
[Signature]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:          ___________________

Form 13F Information Table Entry Total:     150 Data Records

Form 13F Information Table Value Total:     $144,239 (thousandths)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         NONE

                        Oberweis Asset Management, Inc.
                                    FORM 13F
                                 June 30, 2002

                                                                                                            Voting Authority
                                  Title of              Value    Shares/  Sh/  Put/  Invstmt   Other    --------------------------
        Name of Issuer              class     CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared    None
------------------------------    --------  ---------  --------  -------  ---  ----  -------  --------  --------  ------  --------
AdvancePCS                           com    00790K109      2813   117500   SH         Sole                107000             10500
Advanced Magnetics, Inc.             com    00753P103       253    67300   SH         Sole                 60000              7300
Advanced Neuromodulation Syste       com    00757T101      1034    33905   SH         Sole                 15000             18905
Air Methods Corp.                    com    009128307        90    10000   SH         Sole                 10000
Allied Healthcare Internationa       com    01923a109       175    30000   SH         Sole                 30000
Alloy Inc.                           com    019855105      1190    82400   SH         Sole                 50000             32400
Almost Family, Inc.                  com    020409108       281    24200   SH         Sole                 24200
American Healthways, Inc.            com    02649v104       860    48300   SH         Sole                 30000             18300
American Safety Insurance Grou       com    g02995101       237    27000   SH         Sole                 27000
Ansoft Corporation                   com    036384105       129    22000   SH         Sole                 20000              2000
Astropower, Inc.                     com    04644A101       648    33000   SH         Sole                 30000              3000
Axcan                                com    054923107      1433    95925   SH         Sole                 80000             15925
Balchem Corp.                        com    057665200       302    13000   SH         Sole                 13000
Bioanalytical Systems, Inc.          com    09058M103       281    54565   SH         Sole                 42565             12000
Biolase Technology, Inc.             com    090911108       643   126000   SH         Sole                 80000             46000
Bradley Pharmaceuticals, Inc.        com    104576103      3564   267970   SH         Sole                180000             87970
CTI Industries Corp.                 com    125961300       113    20000   SH         Sole                 20000
Cabot Microelectronics Corp.         com    12709p103       308     7145   SH         Sole                                    7145
Career Education Corp.               com    141665109       234     5200   SH         Sole                  5000               200
Caremark RX, Inc.                    com    141705103       818    49550   SH         Sole                 10000             39550
Catapult Communications              com    149016107       962    44000   SH         Sole                 40000              4000
Central European                     com    153435102      4721   287500   SH         Sole                140000            147500
Chad Therapeutics, Inc.              com    157228107       159    60000   SH         Sole                 60000
Chicago Pizza & Brewery              com    167889104       582    58300   SH         Sole                 40000             18300
Chico's Fas Inc.                     com    168615102      6872   189201   SH         Sole                129000             60201
Cholestech Corp.                     com    170393102       464    44000   SH         Sole                 40000              4000
Christopher & Banks Corp.            com    171046105      1370    32381   SH         Sole                 20000             12381
Cima Labs                            com    171796105       415    17225   SH         Sole                 15000              2225
Closure Medical Corp.                com    189093107      1113    79500   SH         Sole                 30000             49500
Cognizant Technology Solutions       com    192446102       210     3900   SH         Sole                  2000              1900
Cross Country                        com    22748P105      3764    99580   SH         Sole                 30000             69580
D&K Healthcare                       com    232861104      2443    69280   SH         Sole                 30000             39280
Dianon Systems                       com    252826102       588    11000   SH         Sole                 10000              1000
Digital Insight                      com    25385p106       607    36900   SH         Sole                 30000              6900
Digital River                        com    25388B104      1014   110370   SH         Sole                 80000             30370
Dr. Reddy's Lab ADR                  com    256135203       798    41151   SH         Sole                 10000             31151
Drugmax, Inc.                        com    262240104       183    78000   SH         Sole                 78000
Dynacq International, Inc.           com    267919306       730    51800   SH         Sole                 40000             11800


                        Oberweis Asset Management, Inc.
                                    FORM 13F
                                 June 30, 2002

                                                                                                                  Voting Authority
                                                                                                               ---------------------
                                                               Value    Shares/ Sh/   Put/  Invstmt   Other
Name of Issuer                     Title of class    CUSIP    (x$1000)  Prn Amt Prn   Call  Dscretn  Managers  Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
E Loan                             com             26861p107     342    310735   SH          SOLE             300000           10735
ESS Technology, Inc.               com             269151106    2406    137200   SH          SOLE              60000           77200
Eagle Supply Group, Inc.           com             269894101      68     25000   SH          SOLE              25000
Echelon Corp.                      com             27874N105     786     61000   SH          SOLE              40000           21000
Ectel Ltd.                         com             M29925100     754     65000   SH          SOLE              60000            5000
Elbit Medical Imaging              com             010811169     253     43100   SH          SOLE              43100
Encore Medical                     com             29256e109     104     32000   SH          SOLE              32000
Eon Labs                           com             29412e100     998     56100   SH          SOLE              40000           16100
Eresearch Tech                     com             29481V108    5165    204000   SH          SOLE              87000          117000
Euniverse, Inc.                    com             298412107     536     87100   SH          SOLE              49000           38100
Expedia                            com             302125109     213      3600   SH          SOLE               2500            1100
FTD, Inc.                          com             30265q109     194     15106   SH          SOLE              12246            2860
Factual Data Corp.                 com             303094106     456     40000   SH          SOLE              40000
Famous Dave's of America           com             307068106     651     82900   SH          SOLE              68000           14900
Firstwave Technologies, Inc.       com             33762N207     135     11700   SH          SOLE              11700
Gaiam, Inc.                        com             36268q103     439     30000   SH          SOLE              30000
General Electric Co.               com             369604103     215      7400   SH          SOLE                               7400
Global Payment Technology Inc.     com             37936s109      59     10000   SH          SOLE              10000
Golden Eagle Minerals, Inc.        com             380961102       1     10000   SH          SOLE                              10000
HPL Technologies, Inc.             com             40426C105    2500    166025   SH          SOLE              50000          116025
Harvard Bioscience, Inc.           com             416906105     247     44100   SH          SOLE              44100
Healthtronics, Inc.                com             4222l1076     525     30000   SH          SOLE              30000
Icon PLC                           com             45103t107     513     18000   SH          SOLE              15000            3000
InfoNow Corp.                      com             456664309     154    140000   SH          SOLE             140000
Intercept, Inc.                    com             45845L107     456     22000   SH          SOLE              20000            2000
Intrado                            com             46117A100    2615    135095   SH          SOLE              33000          102095
Invision Tech.                     com             461851107    2127     88050   SH          SOLE              30000           58050
JS Global Communication            com             46626E205    2841    172904   SH          SOLE             100000           72904
Kendle International, Inc.         com             48880L107     408     30000   SH          SOLE              30000
L3 Communications Holding          com             502424104     297      5500   SH          SOLE               4000            1500
LMI Aerospace, Inc.                com             502079106      53     12500   SH          SOLE              12500
Labone                             com             50540L105     858     33000   SH          SOLE              30000            3000
Lannett Company, Inc. Delware      com             516012101     558     54700   SH          SOLE              25000           29700
MIM Corporation                    com             553044108    1606    132800   SH          SOLE              50000           82800
Merge Technologies                 com             589981109    1475    215350   SH          SOLE             140000           75350
Metro One Telecommunication        com             59163F105     327     23400   SH          SOLE              15000            8400
Mitek Systems Inc.                 com             606710200      23     17700   SH          SOLE              17700
National Medical Card Systems,     com             636918302     473     50000   SH          SOLE              50000

                        Oberweis Asset Management, Inc.
                                    FORM 13F
                                 June 30, 2002

                                                                                                            Voting Authority
                                  Title of              Value    Shares/  Sh/  Put/  Invstmt   Other    --------------------------
        Name of Issuer              class     CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared    None
------------------------------    --------  ---------  --------  -------  ---  ----  -------  --------  --------  ------  --------
Neoforma, Inc.                       com    640475505      763     58700   SH         Sole                 50000              8700
Neoware Systems                      com    64065P102     4351    383700   SH         Sole                200000            183700
Net Bank, Inc.                       com    640933107      233     20000   SH         Sole                 20000
New Century Financial Corp.          com    64352d101      350     10000   SH         Sole                 10000
Noble International, Ltd.            com    655053106      107     10000   SH         Sole                 10000
Numerex Corp.                        com    67053A102      324     36200   SH         Sole                 25000             11200
Nyer Medical Group, Inc.             com    670711100       59     30000   SH         Sole                 30000
Nyfix, Inc.                          com    670712108      289     34000   SH         Sole                 30000              4000
O2 Micro International               com    g6797e106      569     55000   SH         Sole                 50000              5000
Occidental Petroleum Corp.           com    674599105      235      7846   SH         Sole                                    7846
Ocular Sciences, Inc.                com    675744106      874     33000   SH         Sole                 30000              3000
Odyssey Heathcare                    com    67611v101      797     22000   SH         Sole                 20000              2000
On-Site Sourcing, Inc.               com    682195102       85     29300   SH         Sole                 29300
Opnet Technologies                   com    683757108      424     47300   SH         Sole                 41800              5500
Overture Services, Inc.              com    69039R100     1885     75450   SH         Sole                  8000             67450
P.F. Changs China Bistro             com    69333y108      958     30500   SH         Sole                 26500              4000
PDF Solutions, Inc.                  com    693282105      192     26200   SH         Sole                 25000              1200
PEC Solutions, Inc.                  com    705107100     2832    118390   SH         Sole                 50000             68390
Panera Bread Co.                     com    69840W108     5163    149770   SH         Sole                100000             49770
Pediatrix Medical Group              com    705324101      550     22000   SH         Sole                 20000              2000
Peerless Mfg. Co.                    com    705514107      340     20000   SH         Sole                 20000
Petroquest Energy, Inc.              com    716748108      516     92675   SH         Sole                 65300             27375
Polymedica Corp.                     com    731738100      363     14200   SH         Sole                                   14200
Possis Medical, Inc.                 com    737407106     1389    112450   SH         Sole                 27500             84950
Precis, Inc.                         com    740184106      494     54580   SH         Sole                 20000             34580
Precise Software                     com    M41450103      315     33000   SH         Sole                 30000              3000
Pricesmart, Inc.                     com    741511109      867     22500   SH         Sole                 20000              2500
Prima Energy Corp.                   com    741901201      816     35820   SH         Sole                 30000              5820
Qlogic Corp.                         com    747277101      438     11500   SH         Sole                 10000              1500
Quovadx                              com    74913K106     1635    260275   SH         Sole                100000            160275
RMH Teleservices, Inc.               com    749938106      302     44000   SH         Sole                 40000              4000
Ramsay Youth Services, Inc.          com    75158k206      101     22400   SH         Sole                 19900              2500
Retalix Ltd.                         com    m8215w109      220     20000   SH         Sole                 20000
Right Management Consultants         com    766573109      671     25500   SH         Sole                 22500              3000
Riverdeep Group ADR                  com    76870Q109      560     36000   SH         Sole                 30000              6000
Royal Gold, Inc.                     com    780287108      478     35000   SH         Sole                 30000              5000
SFBC International, Inc.             com    784121105     1641     97830   SH         Sole                 49900             47930
Sani Tech Industry Inc.              com    801017104        0     11000   SH         Sole                                   11000

                        Oberweis Asset Management, Inc.
                                    FORM 13F
                                 June 30, 2002

                                                                                                            Voting Authority
                                  Title of              Value    Shares/  Sh/  Put/  Invstmt   Other    -------------------------
        Name of Issuer              class     CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared    None
------------------------------    --------  ---------  --------  -------  ---  ----  -------  --------  --------  ------  -------
ScanSource, Inc.                     com    806037107     2641    43000    SH         SOLE                40000              3000
Scansoft, Inc.                       com    80603p107     3856   521050    SH         SOLE               200000            321050
Shenandoah Telecommuncitions C       com    82312B106     1391    25900    SH         SOLE                20000              5900
Sicor, Inc.                          com    825846108     1667    89900    SH         SOLE                80000              9900
Skilsoft                             com    83066p101      359    45700    SH         SOLE                40000              5700
Sonic                                com    835451105      236     7500    SH         SOLE                 7500
Sonic Solutions                      com    835460106      159    20000    SH         SOLE                20000
StarTek, Inc.                        com    85569c107      615    23000    SH         SOLE                20000              3000
SteelCloud, Inc.                     com    85815m107       77    30000    SH         SOLE                30000
Sunrise Assisted Living              com    86768K106     1179    44000    SH         SOLE                40000              4000
Symyx Technologies, Inc.             com    87155S108      927    66595    SH         SOLE                40000             26595
Synovis Life Technologies, Inc       com    87162G105      300    40000    SH         SOLE                40000
TRC Companies, Inc.                  com    872625108      755    36762    SH         SOLE                19500             17262
TTI Team Telecom                     com    m88258104      957    59745    SH         SOLE                30000             29745
Taro Pharmaceuticals                 com    M8737E108      721    29400    SH         SOLE                20000              9400
Taser International                  com    87651B104      307    25600    SH         SOLE                17000              8600
Total Entertainment Rest. Corp       com    89150E100     1639   100780    SH         SOLE                30000             70780
Tripos, Inc.                         com    896928108     1663    76270    SH         SOLE                30000             46270
Trizetto Group                       com    896882107      496    58000    SH         SOLE                52000              6000
U.S. Energy Systems, Inc.            com    902951102       79    45200    SH         SOLE                45200
U.S. Laboratories                    com    90333T105     1307   100575    SH         SOLE                50000             50575
Vasomedical, Inc.                    com    922321104      318   120000    SH         SOLE               120000
Verisity LTD.                        com    M97385112     2605   150230    SH         SOLE                60000             90230
Vermont Pure Holdings                com    924234107      168    40000    SH         SOLE                40000
Vimpel Communications                com    68370R109     1179    46310    SH         SOLE                36000             10310
Virage Logic Corp.                   com    92763R104      896    68800    SH         SOLE                60000              8800
Vital Images                         com    92846n104      937   144230    SH         SOLE                80000             64230
Walgreen Company                     com    931422109      309     8000    SH         SOLE                                   8000
Waste Connections, Inc.              com    941053100      687    22000    SH         SOLE                20000              2000
Waters Instruments, Inc.             com    941850109      191    27750    SH         SOLE                27750
Wavecom S.A. ADR                     com    943531103     1734    42490    SH         SOLE                25000             17490
Webex Communications                 com    94767L109     1306    82120    SH         SOLE                50000             32120
Websense                             com    947684106     3097   121125    SH         SOLE                30000             91125
Wilson Greatbatch Tech               com    972232102     1078    42300    SH         SOLE                37000              5300
Zebra Technologies Corp.-Cl A        com    989207105      203     4200    SH         SOLE                                   4200
Zoran Corp.                          com    98975F101     1783    77827    SH         SOLE                45000             32827

                        Oberweis Asset Management, Inc.
                                    FORM 13F
                                 June 30, 2002

                                                                                                            Voting Authority
                                  Title of              Value    Shares/  Sh/  Put/  Invstmt   Other    -------------------------
        Name of Issuer              class     CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared    None
------------------------------    --------  ---------  --------  -------  ---  ----  -------  --------  --------  ------  -------
REPORT SUMMARY                  150 DATA
                                RECORDS                144239               0  OTHER  MANAGERS ON WHOSE BEHALF REPORT IS FILED